Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other current assets

5. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Prepaid concession approval fees	$—	$79
Prepaid for LCD procurement	—	51
Rental deposits and other receivables	36	143

Total prepaid expenses and other current assets	$36	$273